Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE

Year	Summary (1) Compensation Table Total for PEO ($)	Compensation (1) Actually Paid to PEO ($)	Average (1) Summary Compensation Table Total for Non-PEO NEOs ($)	Average (1) Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net (4) Earnings ($ in billions)	Company (5) Selected Measure
					Total (2) Shareholder Return ($)	Peer Group (3) Total Shareholder Return ($)
2023	413,595	100,000	10,996,615	10,996,615	159.79	168.05	96.4
2022	401,589	100,000	10,428,782	10,428,782	138.01	151.66	(22.8)
2021	373,204	100,000	10,364,000	10,364,000	132.71	127.58	89.8
2020	380,328	100,000	10,348,188	10,348,188	102.42	106.96	42.5

(1)
Warren E. Buffett was the named Principal Executive Officer (“PEO”) for each of the four years included in the Pay Versus Performance Table (“Table”). Charles T. Munger, Gregory E. Abel, Ajit Jain and Marc D. Hamburg were the other named executive officers (“NEOs”) for each of the four years included in the Table.

(2)	Represents the cumulative total return on $100 invested in Berkshire Common Stock on December 31, 2019 as of December 31 of each year listed in the Table.

(3)
It is difficult to identify a Berkshire peer group. Berkshire uses the S&P 500 Property & Casualty Index in preparing its performance graph as required by Item 201(e) of Regulation
S-K.
Accordingly, that index is utilized for purposes of preparing the Table.

(4)
Under existing Generally Accepted Accounting Principles, unrealized gains and losses on equity security investments are required to be included in earnings. Accordingly, due to the large size of Berkshire’s equity investment portfolio and the volatility in equity markets there can be significant volatility in Berkshire’s periodic net earnings.

(5)	Berkshire does not use any financial performance measure in setting the compensation of its PEO or NEOs.

Named Executive Officers, Footnote	Warren E. Buffett was the named Principal Executive Officer (“PEO”) for each of the four years included in the Pay Versus Performance Table (“Table”). Charles T. Munger, Gregory E. Abel, Ajit Jain and Marc D. Hamburg were the other named executive officers (“NEOs”) for each of the four years included in the Table.
Peer Group Issuers, Footnote	It is difficult to identify a Berkshire peer group. Berkshire uses the S&P 500 Property & Casualty Index in preparing its performance graph as required by Item 201(e) of Regulation
S-K.
	Accordingly, that index is utilized for purposes of preparing the Table.
PEO Total Compensation Amount	$ 413,595	$ 401,589	$ 373,204	$ 380,328
PEO Actually Paid Compensation Amount	100,000	100,000	100,000	100,000
Non-PEO NEO Average Total Compensation Amount	10,996,615	10,428,782	10,364,000	10,348,188
Non-PEO NEO Average Compensation Actually Paid Amount	10,996,615	10,428,782	10,364,000	10,348,188
Total Shareholder Return Amount	159.79	138.01	132.71	102.42
Peer Group Total Shareholder Return Amount	168.05	151.66	127.58	106.96
Net Income (Loss)	$ 96,400,000,000	(22,800,000,000)	89,800,000,000	42,500,000,000
PEO Name	Warren E. Buffett
Operating Earnings	$ 37,400,000,000	$ 30,800,000,000	$ 27,600,000,000	$ 21,900,000,000